Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 87.5% of Net Assets

Non-Convertible Bonds — 80.1%
	ABS Car Loan — 0.4%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	$286,733
270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	269,268
290,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	282,056
		838,057
	ABS Home Equity — 0.0%
86,736	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.113%, 9/19/2045(b)	46,263
	Aerospace & Defense — 3.4%
390,000	Boeing Co., 3.625%, 2/01/2031	341,338
660,000	Boeing Co., 5.150%, 5/01/2030	633,789
90,000	Boeing Co., 5.705%, 5/01/2040	82,977
1,110,000	Boeing Co., 5.805%, 5/01/2050	1,000,332
20,000	Boeing Co., 5.930%, 5/01/2060	17,881
160,000	Boeing Co., 6.388%, 5/01/2031(a)	162,889
65,000	Boeing Co., 6.528%, 5/01/2034(a)	66,554
35,000	Boeing Co., 6.858%, 5/01/2054(a)	35,916
730,000	Bombardier, Inc., 6.000%, 2/15/2028(a)	721,602
140,000	Bombardier, Inc., 7.000%, 6/01/2032(a)	141,945
441,000	Bombardier, Inc., 7.125%, 6/15/2026(a)	447,362
660,000	Bombardier, Inc., 7.250%, 7/01/2031(a)	677,635
76,000	Bombardier, Inc., 7.875%, 4/15/2027(a)	76,193
220,000	Bombardier, Inc., 8.750%, 11/15/2030(a)	237,772
125,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	117,072
205,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(a)	226,139
860,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	864,337
1,285,000	TransDigm, Inc., 6.625%, 3/01/2032(a)	1,297,926
625,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	633,275
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	91,877
		7,874,811
	Airlines — 0.7%
1,520,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	1,478,761
270,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(a)	256,894
		1,735,655
	Automotive — 0.9%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027(a)	43,466
760,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	724,392
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029(a)	191,690
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028(a)	215,663
240,000	Tenneco, Inc., 8.000%, 11/17/2028(a)	218,483
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029(a)	34,289
155,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	157,858
155,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	158,080
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	242,956
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	160,364
		2,147,241
Principal Amount	Description	Value (†)

	Banking — 0.4%
$960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	$899,304
	Brokerage — 0.2%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028(a)	154,325
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031(a)	112,252
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028(a)	267,516
		534,093
	Building Materials — 1.7%
520,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(a)	521,880
490,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(a)	494,414
245,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(a)	216,562
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(a)	297,979
210,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(a)	205,883
720,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	768,089
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	307,519
140,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(a)	124,242
510,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(a)	501,089
225,000	Standard Industries, Inc., 4.375%, 7/15/2030(a)	203,291
305,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(a)	315,875
		3,956,823
	Cable Satellite — 7.0%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	505,686
435,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(a)	355,056
3,775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	2,865,443
1,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(a)	1,082,295
2,025,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	1,753,906
605,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	377,574
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	129,044
5,755,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	2,095,983
235,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	178,546
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	896,438
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	204,367
2,390,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	2,248,002
2,140,000	DISH DBS Corp., 5.125%, 6/01/2029	847,462
705,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	556,099
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	298,125
175,000	DISH DBS Corp., 7.375%, 7/01/2028	74,424
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	841,137
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	201,002
555,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(a)	507,354
155,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(a)	152,030
		16,169,973
	Chemicals — 1.2%
270,000	Ashland, Inc., 3.375%, 9/01/2031(a)	227,199
295,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(a)	161,513
350,000	Braskem Netherlands Finance BV, 8.500%, 1/12/2031(a)	357,525
80,000	Chemours Co., 4.625%, 11/15/2029(a)	68,880

Principal Amount	Description	Value (†)

	Chemicals — continued
$680,000	Chemours Co., 5.750%, 11/15/2028(a)	$627,808
805,000	Hercules LLC, 6.500%, 6/30/2029	793,593
510,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(a)	539,565
		2,776,083
	Consumer Cyclical Services — 2.1%
1,055,000	ADT Security Corp., 4.125%, 8/01/2029(a)	972,946
230,000	Arches Buyer, Inc., 4.250%, 6/01/2028(a)	205,362
1,055,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	1,005,193
825,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	825,969
950,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	968,638
540,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	544,684
300,000	VT Topco, Inc., 8.500%, 8/15/2030(a)	315,012
		4,837,804
	Consumer Products — 1.4%
1,245,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(a)	1,183,281
455,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(a)	461,733
1,340,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(a)	1,212,228
480,000	Newell Brands, Inc., 5.700%, 4/01/2026	474,098
		3,331,340
	Diversified Manufacturing — 0.6%
470,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 6.750%, 7/15/2031(a)	475,875
350,000	Esab Corp., 6.250%, 4/15/2029(a)	352,099
685,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	603,738
		1,431,712
	Electric — 0.6%
475,000	Calpine Corp., 4.500%, 2/15/2028(a)	451,291
190,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	182,351
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	133,946
320,000	PG&E Corp., 5.000%, 7/01/2028	307,886
70,000	PG&E Corp., 5.250%, 7/01/2030	66,852
150,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(a)	159,934
		1,302,260
	Environmental — 0.7%
65,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	62,437
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	396,029
470,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	436,822
220,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	224,440
600,000	Reworld Holding Corp., 4.875%, 12/01/2029(a)	547,637
		1,667,365
	Finance Companies — 4.2%
155,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	149,442
210,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	204,351
205,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	204,868
370,000	GGAM Finance Ltd., 6.875%, 4/15/2029(a)	376,475
70,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	71,184
750,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	771,236
370,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	362,142
245,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	224,663
230,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(a)	216,181
Principal Amount	Description	Value (†)

	Finance Companies — continued
$640,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027(a)	$633,177
570,000	Navient Corp., 5.000%, 3/15/2027	544,076
1,125,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,054,065
40,000	OneMain Finance Corp., 3.875%, 9/15/2028	35,865
175,000	OneMain Finance Corp., 4.000%, 9/15/2030	150,192
140,000	OneMain Finance Corp., 5.375%, 11/15/2029	131,300
905,000	OneMain Finance Corp., 7.125%, 3/15/2026	919,618
200,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(a)	194,303
370,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	345,538
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	326,565
1,675,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	1,459,734
1,515,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	1,276,674
		9,651,649
	Financial Other — 0.9%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	26,004
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	5,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	5,125
353,395	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	12,507
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	11,928
44,015	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(f)	880
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	2,500
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	3,034
465,055	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(g)	11,966
1,855,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,741,146
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	13,000
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	13,000
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	13,000
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	19,093
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	10,827
205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	9,354
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	9,000
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	9,612
72,740	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(g)	9,413
72,828	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(g)	8,425
145,832	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(g)	15,448
219,013	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(g)	22,232
219,278	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(g)	19,187
103,135	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(g)	8,578
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	4,705
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	13,362
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	45,360
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	11,302

Principal Amount	Description	Value (†)

	Financial Other — continued
$820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	$6,642
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	1,623
		2,083,253
	Food & Beverage — 0.9%
440,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(a)	454,646
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	190,525
755,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	673,362
50,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	48,246
630,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	631,606
		1,998,385
	Gaming — 1.4%
775,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	791,511
220,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	227,308
855,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(a)	814,492
400,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(a)	402,114
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029(a)	262,682
465,000	Wynn Macau Ltd., 5.500%, 1/15/2026(a)	455,207
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028(a)	389,185
		3,342,499
	Government Owned - No Guarantee — 0.7%
325,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	336,732
810,000	Ecopetrol SA, 8.375%, 1/19/2036	795,620
310,000	Petroleos Mexicanos, 5.950%, 1/28/2031	249,818
330,000	Petroleos Mexicanos, 6.625%, 6/15/2035	250,903
		1,633,073
	Health Care REITs — 0.1%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	345,356
	Health Insurance — 0.3%
60,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	53,340
720,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	623,877
		677,217
	Healthcare — 2.2%
910,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(a)	750,288
620,000	Concentra Escrow Issuer Corp., 6.875%, 7/15/2032(a)	628,159
645,000	DaVita, Inc., 3.750%, 2/15/2031(a)	550,159
145,000	Hologic, Inc., 3.250%, 2/15/2029(a)	130,081
185,000	Hologic, Inc., 4.625%, 2/01/2028(a)	177,000
375,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	329,518
495,000	Medline Borrower LP, 3.875%, 4/01/2029(a)	455,850
955,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	965,809
340,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(a)	367,061
167,657	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(a)(g)	157,178
465,000	Star Parent, Inc., 9.000%, 10/01/2030(a)	488,202
		4,999,305
	Home Construction — 0.0%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(d)(h)	—
	Independent Energy — 5.4%
390,000	Antero Resources Corp., 5.375%, 3/01/2030(a)	377,423
570,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026(a)	570,391
400,000	Baytex Energy Corp., 8.500%, 4/30/2030(a)	418,320
815,000	Chesapeake Energy Corp., 5.500%, 2/01/2026(a)	807,186
190,000	Chesapeake Energy Corp., 5.875%, 2/01/2029(a)	188,090
Principal Amount	Description	Value (†)

	Independent Energy — continued
$365,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(a)	$365,702
840,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	880,176
235,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	251,972
390,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	390,841
485,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(a)	512,419
230,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	203,780
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026(a)	202,244
840,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	748,860
505,000	Matador Resources Co., 5.875%, 9/15/2026	504,206
820,000	Matador Resources Co., 6.500%, 4/15/2032(a)	820,061
330,000	Matador Resources Co., 6.875%, 4/15/2028(a)	334,962
115,000	MEG Energy Corp., 5.875%, 2/01/2029(a)	111,863
735,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	743,295
500,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	524,642
1,025,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	1,009,305
350,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(a)	359,543
180,000	Range Resources Corp., 8.250%, 1/15/2029	186,522
1,100,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(a)	1,137,368
220,000	SM Energy Co., 5.625%, 6/01/2025	219,055
35,000	SM Energy Co., 6.625%, 1/15/2027	34,861
215,000	SM Energy Co., 6.750%, 9/15/2026	215,071
330,000	Vital Energy, Inc., 7.875%, 4/15/2032(a)	335,475
15,000	Vital Energy, Inc., 9.750%, 10/15/2030	16,378
		12,470,011
	Industrial Other — 0.1%
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028(a)	146,693
	Leisure — 3.8%
1,565,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,546,099
880,000	Carnival Corp., 6.000%, 5/01/2029(a)	869,281
75,000	Carnival Corp., 7.000%, 8/15/2029(a)	77,744
1,715,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	1,695,488
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	19,773
450,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	420,532
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	754,882
1,405,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,387,077
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(a)	250,392
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(a)	318,724
310,000	Viking Cruises Ltd., 5.875%, 9/15/2027(a)	306,793
110,000	Viking Cruises Ltd., 7.000%, 2/15/2029(a)	110,586
710,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(a)	694,065
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	285,969
		8,737,405
	Lodging — 2.3%
145,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	125,480
220,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	194,757
2,040,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(a)	2,049,551
1,885,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,732,043
725,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	667,949
440,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	400,424

Principal Amount	Description	Value (†)

	Lodging — continued
$5,000	Travel & Leisure Co., 6.000%, 4/01/2027	$4,990
75,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	75,567
		5,250,761
	Media Entertainment — 1.2%
585,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028	529,363
330,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	167,151
475,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	252,202
865,000	Paramount Global, 4.375%, 3/15/2043	573,458
230,000	Paramount Global, 5.850%, 9/01/2043	180,872
730,000	Paramount Global, 6.875%, 4/30/2036	683,598
490,000	Stagwell Global LLC, 5.625%, 8/15/2029(a)	452,794
		2,839,438
	Metals & Mining — 2.7%
270,000	ATI, Inc., 4.875%, 10/01/2029	252,390
325,000	ATI, Inc., 5.875%, 12/01/2027	320,674
690,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(a)	682,188
425,000	Commercial Metals Co., 4.125%, 1/15/2030	388,504
495,000	Commercial Metals Co., 4.375%, 3/15/2032	446,282
1,120,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,170,260
1,120,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(a)	709,956
115,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(a)	84,642
140,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	142,834
435,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	438,394
845,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	886,855
770,000	Novelis Corp., 4.750%, 1/30/2030(a)	714,333
		6,237,312
	Midstream — 5.9%
110,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028	112,910
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(a)	276,267
465,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 3/01/2027(a)	461,244
675,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(a)	681,074
450,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.000%, 7/15/2029(a)	458,275
1,420,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,346,055
440,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(a)	452,786
870,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	831,996
155,000	EQM Midstream Partners LP, 4.125%, 12/01/2026	149,396
230,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(a)	215,060
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	98,474
112,000	EQM Midstream Partners LP, 6.000%, 7/01/2025(a)	112,022
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(a)	475,046
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	95,910
510,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(a)	520,818
215,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(a)	229,445
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(a)	269,029
215,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(a)	220,984
630,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	578,283
965,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(a)	934,367
590,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(a)	585,553
515,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(a)	522,088
Principal Amount	Description	Value (†)

	Midstream — continued
$655,000	Kinetik Holdings LP, 5.875%, 6/15/2030(a)	$645,444
620,000	Kinetik Holdings LP, 6.625%, 12/15/2028(a)	629,894
445,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(a)	409,403
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	205,748
1,115,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	950,099
555,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	498,038
555,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(a)	575,663
		13,541,371
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
93,013	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.943%, 11/15/2031(a)(b)	44,846
325,546	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.943%, 11/15/2031(a)(b)	133,845
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.968%, 5/10/2047(a)(b)	458,725
389,728	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	366,881
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	451,023
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.296%, 8/10/2044(a)(b)	84,703
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.296%, 8/10/2044(a)(b)	444,207
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 3.976%, 7/10/2046(a)(b)	84,336
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.790%, 6/10/2047(a)(b)	50,722
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	407,183
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(b)	217,179
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030(a)(b)	201,498
97,150	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	69,346
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(h)	26,528
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(h)	17,500
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	223,275
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.254%, 11/15/2059(b)	121,852
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	60,590
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.144%, 6/15/2044(a)(b)	161,437
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.477%, 12/15/2045(b)	416,314
		4,041,990
	Office REITs — 0.1%
265,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	221,602

Principal Amount	Description	Value (†)

	Oil Field Services — 1.5%
$300,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(a)	$314,899
115,000	Oceaneering International, Inc., 6.000%, 2/01/2028	113,685
225,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026(a)	225,785
335,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	340,214
1,080,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(a)	1,078,647
245,000	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	252,861
420,000	Transocean, Inc., 8.000%, 2/01/2027(a)	418,544
5,000	Transocean, Inc., 8.000%, 2/01/2027	4,983
335,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(a)	337,549
375,000	Weatherford International Ltd., 8.625%, 4/30/2030(a)	388,589
		3,475,756
	Other REITs — 0.5%
600,000	Service Properties Trust, 4.750%, 10/01/2026	562,200
475,000	Service Properties Trust, 8.625%, 11/15/2031(a)	495,099
		1,057,299
	Packaging — 0.1%
259,274	ARD Finance SA, 7.250% PIK or 6.500% Cash, 6/30/2027(a)(i)	64,196
300,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028	263,580
		327,776
	Pharmaceuticals — 3.0%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,455,560
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(a)	237,262
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(a)	358,000
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	382,766
1,190,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,116,859
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,287,438
545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	524,273
220,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	236,295
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	222,372
		6,820,825
	Property & Casualty Insurance — 3.7%
320,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(a)	290,685
75,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029	68,129
295,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(a)	290,976
815,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	823,333
870,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	872,373
1,000,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	988,564
560,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(a)	546,958
1,135,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	1,148,187
1,745,000	HUB International Ltd., 7.250%, 6/15/2030(a)	1,788,854
725,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	451,588
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$710,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	$718,118
635,000	USI, Inc., 7.500%, 1/15/2032(a)	644,934
		8,632,699
	Refining — 0.3%
600,000	CVR Energy, Inc., 8.500%, 1/15/2029(a)	602,471
	Restaurants — 1.9%
1,635,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,531,333
270,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	237,681
1,310,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,314,748
195,000	Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029(a)	175,575
555,000	Papa John's International, Inc., 3.875%, 9/15/2029(a)	491,225
305,000	Yum! Brands, Inc., 3.625%, 3/15/2031	269,176
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	266,708
		4,286,446
	Retailers — 1.3%
256,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	242,552
360,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(a)	332,737
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	140,760
90,000	Bath & Body Works, Inc., 6.625%, 10/01/2030(a)	90,281
480,000	Dillard's, Inc., 7.000%, 12/01/2028	495,979
1,125,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,094,501
350,000	Parkland Corp., 4.500%, 10/01/2029(a)	320,357
185,000	Parkland Corp., 5.875%, 7/15/2027(a)	182,574
		2,899,741
	Technology — 7.0%
1,710,000	Block, Inc., 6.500%, 5/15/2032(a)	1,732,897
756,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	788,245
745,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(a)	715,434
655,000	Cloud Software Group, Inc., 9.000%, 9/30/2029(a)	635,494
985,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	406,697
340,000	CommScope, Inc., 4.750%, 9/01/2029(a)	235,688
245,000	CommScope, Inc., 6.000%, 3/01/2026(a)	215,000
360,000	Elastic NV, 4.125%, 7/15/2029(a)	328,702
255,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	202,276
555,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	500,986
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	697,330
225,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	213,859
75,000	Iron Mountain, Inc., 5.250%, 7/15/2030	71,286
205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	208,606
685,000	NCR Atleos Corp., 9.500%, 4/01/2029(a)	740,308
610,000	NCR Voyix Corp., 5.000%, 10/01/2028(a)	575,950
245,000	NCR Voyix Corp., 5.125%, 4/15/2029(a)	230,730
940,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	902,188
480,000	Newfold Digital Holdings Group, Inc., 11.750%, 10/15/2028(a)	496,831
120,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(a)	113,348
130,000	Sabre Global, Inc., 8.625%, 6/01/2027(a)	119,765
405,000	Sabre Global, Inc., 11.250%, 12/15/2027(a)	393,693
175,000	Seagate HDD Cayman, 4.091%, 6/01/2029	161,992
180,000	Seagate HDD Cayman, 4.125%, 1/15/2031	159,736
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	97,745
355,000	Seagate HDD Cayman, 8.250%, 12/15/2029	380,738
1,655,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,442,496
155,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	142,352
395,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	397,825

Principal Amount	Description	Value (†)

	Technology — continued
$755,000	UKG, Inc., 6.875%, 2/01/2031(a)	$764,460
260,000	Western Digital Corp., 2.850%, 2/01/2029	225,633
100,000	Western Digital Corp., 3.100%, 2/01/2032	81,304
130,000	Western Digital Corp., 4.750%, 2/15/2026	127,275
1,335,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	1,350,032
222,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	200,720
		16,057,621
	Transportation Services — 0.5%
1,130,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	1,142,950
	Treasuries — 2.7%
810,000	U.S. Treasury Notes, 4.500%, 3/31/2026	805,760
5,475,000	U.S. Treasury Notes, 4.875%, 4/30/2026	5,483,127
		6,288,887
	Wireless — 1.0%
445,000	Altice France Holding SA, 10.500%, 5/15/2027(a)	172,206
1,285,000	Altice France SA, 5.125%, 1/15/2029(a)	838,458
200,000	Altice France SA, 8.125%, 2/01/2027(a)	149,987
1,150,000	SoftBank Group Corp., 4.625%, 7/06/2028	1,066,625
		2,227,276
	Wirelines — 1.4%
970,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(a)	913,832
690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(a)	673,653
75,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030(a)	77,283
131,750	Lumen Technologies, Inc., 4.125%, 4/15/2029(a)	85,646
131,750	Lumen Technologies, Inc., 4.125%, 4/15/2030(a)	82,357
94,000	Telecom Italia Capital SA, 6.000%, 9/30/2034(a)	88,960
282,000	Telecom Italia Capital SA, 6.375%, 11/15/2033(a)	275,869
265,000	Telecom Italia Capital SA, 7.200%, 7/18/2036(a)	273,109
555,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(a)	453,794
410,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.500%, 2/15/2028(a)	401,506
		3,326,009
	Total Non-Convertible Bonds (Identified Cost $200,985,580)	184,911,860

Convertible Bonds — 7.4%
	Aerospace & Defense — 0.1%
235,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	322,438
	Cable Satellite — 1.7%
4,830,000	DISH Network Corp., 3.375%, 8/15/2026	2,995,373
545,000	DISH Network Corp., Zero Coupon, 0.000%–33.748%, 12/15/2025(f)	400,631
450,000	Liberty Media Corp., 3.750%, 3/15/2028	468,000
		3,864,004
	Consumer Cyclical Services — 0.6%
280,000	Booking Holdings, Inc., 0.750%, 5/01/2025	588,871
395,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	469,655
365,000	Zillow Group, Inc., 1.375%, 9/01/2026	440,048
		1,498,574
	Diversified Manufacturing — 0.2%
365,000	Middleby Corp., 1.000%, 9/01/2025	388,664
	Electric — 0.5%
455,000	Evergy, Inc., 4.500%, 12/15/2027(a)	458,640
Principal Amount	Description	Value (†)

	Electric — continued
$110,000	NRG Energy, Inc., 2.750%, 6/01/2048	$210,925
545,000	PG&E Corp., 4.250%, 12/01/2027(a)	549,632
		1,219,197
	Financial Other — 0.0%
87,733	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(g)	5,264
	Healthcare — 0.2%
350,000	Insulet Corp., 0.375%, 9/01/2026	381,675
	Independent Energy — 0.1%
75,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	206,535
	Leisure — 0.5%
555,000	Carnival Corp., 5.750%, 12/01/2027	905,205
65,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	209,658
		1,114,863
	Media Entertainment — 0.2%
425,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	451,047
	Metals & Mining — 0.1%
113,000	U.S. Steel Corp., 5.000%, 11/01/2026	321,372
	Pharmaceuticals — 0.8%
1,210,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,155,209
600,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	576,300
		1,731,509
	Technology — 2.4%
285,000	Akamai Technologies, Inc., 1.125%, 2/15/2029(a)	269,456
140,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 11/15/2024(j)	243,180
390,000	Datadog, Inc., 0.125%, 6/15/2025	564,525
240,000	Dropbox, Inc., Zero Coupon, 1.968%–2.732%, 3/01/2028(f)	218,250
122,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	354,227
435,000	Nutanix, Inc., 0.250%, 10/01/2027	507,210
505,000	ON Semiconductor Corp., 0.500%, 3/01/2029	483,790
105,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	357,756
360,000	Seagate HDD Cayman, 3.500%, 6/01/2028(a)	491,220
290,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	273,905
270,000	Super Micro Computer, Inc., Zero Coupon, 0.000%, 3/01/2029(a)(j)	270,445
360,000	Vertex, Inc., 0.750%, 5/01/2029(a)	428,890
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028	38,317
955,000	Wolfspeed, Inc., 1.875%, 12/01/2029	526,205
405,000	Zscaler, Inc., 0.125%, 7/01/2025	543,692
		5,571,068
	Total Convertible Bonds (Identified Cost $18,554,790)	17,076,210
	Total Bonds and Notes (Identified Cost $219,540,370)	201,988,070

Senior Loans — 7.1%
	Aerospace & Defense — 0.3%
758,100	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(b)(k)	759,616
43,960	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(b)(k)	44,024
		803,640

Principal Amount	Description	Value (†)

	Brokerage — 0.6%
$312,075	Edelman Financial Center LLC, 2024 Term Loan B, 4/07/2028(l)	$312,369
460,154	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 4/07/2028(b)(k)	460,586
346,260	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(l)	349,002
344,230	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.586%, 4/21/2028(b)(k)	344,554
		1,466,511
	Chemicals — 0.2%
27,780	Chemours Co., 2023 USD Term Loan B, 8/18/2028(l)	27,641
363,255	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/18/2028(b)(k)	361,439
		389,080
	Consumer Cyclical Services — 0.6%
601,205	Grant Thornton Advisors LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 8.597%, 6/02/2031(b)(k)	602,714
296,740	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.094%, 3/15/2030(b)	296,277
198,616	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.844%, 11/14/2030(b)(k)	199,162
225,097	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/09/2030(b)(k)	225,829
		1,323,982
	Electric — 0.0%
88,787	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(b)(k)	89,643
42,991	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(b)(k)	43,405
		133,048
	Food & Beverage — 0.2%
467,650	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.081%, 10/25/2027(b)(k)	469,404
	Healthcare — 1.3%
77,622	Bausch & Lomb Corp., Term Loan, 5/10/2027(l)	76,729
1,086,038	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.689%, 5/10/2027(b)	1,073,549
357,742	Inception Holdco SARL, 2024 USD Term Loan B, 4/18/2031(l)	359,756
230,893	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.835%, 4/18/2031(b)(k)	232,193
215,634	IVC Acquisition Ltd., 2023 USD Term Loan B, 12/12/2028(l)	215,813
367,080	IVC Acquisition Ltd., 2024 USD Term Loan B, 12/12/2028(l)	367,385
47,946	Star Parent, Inc., Term Loan B, 9/27/2030(l)	47,875
629,578	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(b)(k)	628,646
		3,001,946
	Leisure — 0.4%
700,014	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(k)	700,889
255,567	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(k)	256,367
		957,256
	Media Entertainment — 1.1%
263,287	Cengage Learning, Inc., 2024 Term Loan B, 3/22/2031(l)	263,782
809,970	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(b)(k)	811,493
Principal Amount	Description	Value (†)

	Media Entertainment — continued
$764,293	Creative Artists Agency LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 11/27/2028(b)(k)	$767,220
231,144	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.594%, 5/03/2028(b)(k)	230,758
413,271	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.823%, 2/07/2031(b)(k)	415,751
		2,489,004
	Property & Casualty Insurance — 1.5%
1,016,430	Acrisure LLC, 2024 Term Loan B6, 11/06/2030(l)	1,014,530
1,171,033	Amynta Agency Borrower, Inc., 2024 Term Loan B, 2/28/2028(l)	1,172,707
579,068	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.694%, 8/19/2028(b)	574,082
289,753	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.085%, 5/06/2032(b)(k)	294,945
255,420	USI, Inc., 2024 Term Loan (2029), 11/22/2029(l)	255,262
62,155	USI, Inc., 2024 Term Loan (2030), 3 mo. USD SOFR + 2.750%, 8.085%, 9/27/2030(b)(k)	62,129
		3,373,655
	Technology — 0.9%
548,409	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.579%, 5/01/2031(b)(k)	544,981
141,027	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.708%, 12/16/2025(b)(k)	140,983
1,180,097	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(l)	1,180,097
139,000	UKG, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.576%, 2/10/2031(b)(k)	139,452
		2,005,513
	Total Senior Loans (Identified Cost $16,392,444)	16,413,039

Shares
Common Stocks— 2.0%
	Aerospace & Defense — 0.2%
691	Lockheed Martin Corp.	322,766
	Air Freight & Logistics — 0.0%
500	United Parcel Service, Inc., Class B	68,425
	Banks — 0.1%
369	JPMorgan Chase & Co.	74,634
	Beverages — 0.0%
1,004	Coca-Cola Co.	63,905
	Biotechnology — 0.4%
2,549	AbbVie, Inc.	437,205
4,892	BioMarin Pharmaceutical, Inc.(e)	402,758
		839,963
	Capital Markets — 0.0%
32	BlackRock, Inc.	25,194
274	Morgan Stanley	26,630
		51,824
	Chemicals — 0.0%
78	Linde PLC	34,227
	Communications Equipment — 0.0%
1,159	Cisco Systems, Inc.	55,064
	Construction Materials — 0.1%
47,181	Cemex SAB de CV, ADR	301,487

Shares	Description	Value (†)
	Consumer Staples Distribution & Retail — 0.1%
64	Costco Wholesale Corp.	$54,399
778	Walmart, Inc.	52,679
		107,078
	Containers & Packaging — 0.0%
129	Packaging Corp. of America	23,550
	Electric Utilities — 0.0%
688	Duke Energy Corp.	68,958
	Electrical Equipment — 0.0%
289	Emerson Electric Co.	31,836
	Energy Equipment & Services — 0.0%
11,343	Mcdermott International Ltd.(e)	3,289
	Financial Services — 0.0%
114	Mastercard, Inc., Class A	50,292
	Ground Transportation — 0.0%
179	Union Pacific Corp.	40,501
	Health Care Equipment & Supplies — 0.0%
571	Abbott Laboratories	59,333
	Health Care Providers & Services — 0.2%
689	Elevance Health, Inc.	373,341
192	UnitedHealth Group, Inc.	97,778
		471,119
	Hotels, Restaurants & Leisure — 0.1%
971	Starbucks Corp.	75,592
	Household Products — 0.1%
467	Procter & Gamble Co.	77,018
	IT Services — 0.0%
42	Accenture PLC, Class A	12,743
	Life Sciences Tools & Services — 0.0%
79	Thermo Fisher Scientific, Inc.	43,687
	Machinery — 0.0%
145	Deere & Co.	54,176
	Media — 0.3%
68,328	Altice USA, Inc., Class A(e)	139,389
2,552	Comcast Corp., Class A	99,936
46,009	Paramount Global, Class B	478,034
		717,359
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(e)	9,355
559	Exxon Mobil Corp.	64,352
1,229	Williams Cos., Inc.	52,233
		125,940
	Pharmaceuticals — 0.1%
1,780	Bristol-Myers Squibb Co.	73,923
616	Merck & Co., Inc.	76,261
		150,184
	Semiconductors & Semiconductor Equipment — 0.1%
47	Broadcom, Inc.	75,460
408	Microchip Technology, Inc.	37,332
437	QUALCOMM, Inc.	87,042
		199,834
	Software — 0.0%
166	Microsoft Corp.	74,194
	Specialized REITs — 0.0%
333	American Tower Corp.	64,729
	Specialty Retail — 0.0%
173	Home Depot, Inc.	59,554
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.1%
600	Apple, Inc.	$126,372
	Trading Companies & Distributors — 0.0%
529	Fastenal Co.	33,242
	Total Common Stocks (Identified Cost $5,923,035)	4,482,875

Principal Amount
Collateralized Loan Obligations — 1.2%
$670,000	Clover CLO LLC, Series 2021-2A, Class E, 3 mo. USD SOFR + 6.762%, 12.086%, 7/20/2034(a)(b)	673,306
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3 mo. USD SOFR + 6.512%, 11.836%, 7/02/2035(a)(b)	666,197
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3 mo. USD SOFR + 6.412%, 11.740%, 1/15/2035(a)(b)	341,805
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.640%, 10/15/2034(a)(b)	533,392
275,000	PPM CLO 5 Ltd., Series 2021-5A, Class E, 3 mo. USD SOFR + 6.762%, 12.089%, 10/18/2034(a)(b)	266,229
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.412%, 11.736%, 1/20/2035(a)(b)	319,450
	Total Collateralized Loan Obligations (Identified Cost $2,800,000)	2,800,379

Shares
Preferred Stocks — 0.3%

Convertible Preferred Stocks — 0.3%
	Brokerage — 0.2%
8,416	Apollo Global Management, Inc., 6.750%	552,174
	Electric — 0.1%
4,500	NextEra Energy, Inc., 7.299%	222,705
	Total Convertible Preferred Stocks (Identified Cost $754,442)	774,879
	Total Preferred Stocks (Identified Cost $754,442)	774,879

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027, (e)(h)	—
25,233	McDermott International Ltd., Tranche A, Expiration on 6/30/2027, (e)(h)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount	Description	Value (†)
Short-Term Investments — 3.9%
$8,946,526	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $8,949,136 on 7/01/2024 collateralized by $9,802,200 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $9,125,614 including accrued interest(m) (Identified Cost $8,946,526)	$8,946,526
	Total Investments — 102.0% (Identified Cost $254,392,043)	235,405,768
	Other assets less liabilities — (2.0)%	(4,625,430)
	Net Assets — 100.0%	$230,780,338

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$153,414,909 or 66.5% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2024, interest payments were made in principal.

(h)	Level 3 security. Value has been determined using significant unobservable inputs.

(i)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2024, interest payments were made in cash.

(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage-Backed Securities	—	3,997,962	44,028	4,041,990
All Other Non-Convertible Bonds(a)	—	180,869,870	—	180,869,870
Total Non-Convertible Bonds	—	184,867,832	44,028	184,911,860
Convertible Bonds(a)	—	17,076,210	—	17,076,210
Total Bonds and Notes	—	201,944,042	44,028	201,988,070
Senior Loans(a)	—	16,413,039	—	16,413,039
Common Stocks(a)	4,482,875	—	—	4,482,875
Collateralized Loan Obligations	—	2,800,379	—	2,800,379
Preferred Stocks(a)	774,879	—	—	774,879

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Warrants	$ —	$ —	$ —	$ —
Short-Term Investments	—	8,946,526	—	8,946,526
Total Investments	$5,257,754	$230,103,986	$44,028	$235,405,768

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or June 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	86,012	—	—	(41,984)	—	—	—	—	44,028	(41,984)
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$86,012	$ —	$ —	$(41,984)	$ —	$ —	$ —	$ —	$44,028	$(41,984)

Industry Summary at June 30, 2024 (Unaudited)
Technology	10.3%
Cable Satellite	8.7
Midstream	5.9
Independent Energy	5.5
Property & Casualty Insurance	5.2
Leisure	4.7
Finance Companies	4.2
Aerospace & Defense	4.0
Pharmaceuticals	3.9
Healthcare	3.7
Consumer Cyclical Services	3.3
Metals & Mining	2.8
Treasuries	2.7
Media Entertainment	2.5
Lodging	2.3
Other Investments, less than 2% each	27.2
Collateralized Loan Obligations	1.2
Short-Term Investments	3.9
Total Investments	102.0
Other assets less liabilities	(2.0)
Net Assets	100.0%